Equity - Equity-Based Incentive Compensation - Service Awards Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity-Based Incentive Compensation
Units granted (in units)	59,393	964,702	1,008,091
Accrued bonuses		$ 5,500
Service awards
Equity-Based Incentive Compensation
Units withheld for employee taxes (in units)			(464,054)
Expense recorded	$ 16,200	56,200	$ 35,200
Deferred compensation arrangement with individual, fair value of units issued	12,400	19,000
Accrued bonuses		$ 2,200	$ 16,800
Estimated future equity-based compensation expense
2019	12,473
2020	6,644
2021	2,081
Total	21,198
General and Administrative Expense | Service awards
Equity-Based Incentive Compensation
Deferred compensation arrangement with individual, fair value of units issued	$ 700